Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 11, 2023	Jan. 14, 2021	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 13, 2023
Description of Organization and Business Operations [Line items]
Proceeds from public offering		$ 300,000,000		$ 300,000,000
Trust account		300,000,000
Redemption price per share (in Dollars per share)	$ 10.167
Interest dissolution expenses				$ 100,000		$ 100,000
Public shares redeem percentage						100.00%
Taxes payable on interest earned percentage				80.00%		80.00%
Net tangible assets				$ 5,000,001		$ 5,000,001
Trust account, description						The amount in the Trust Account is initially funded at $10.00 per public Class A ordinary share ($300,000,000 held in the Trust Account divided by 30,000,000 public shares).
Business combination, description						The Company will have until January 14, 2024, the Termination Date, that may be proposed to and approved by the Company’s shareholders in the form of an amendment to the Company’s amended and restated memorandum and articles of association (the “Combination Period”). If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public Class A ordinary shares for a per share pro rata portion of the Trust Account, including interest earned on funds held in the trust account and not previously released to pay income taxes (less up to $100,000 of such net interest to pay dissolution expenses) and as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its creditors and remaining shareholders, as part of its plan of dissolution and liquidation. The initial shareholders have entered into letter agreements with the Company, pursuant to which they have waived their rights to participate in any redemption with respect to their Founders Shares; however, if the initial shareholders or any of the Company’s officers, directors or affiliates acquire Class A ordinary shares in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account with respect to the Class A ordinary shares so acquired upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the Combination Period.
Shares redemption percentage				100.00%
Proceeds from Issuance of Private Placement							$ 8,350,000
Redemption of common shares (in Shares)				26,068,281	26,068,281
Redemption amount						$ 304,675,000
Cash								$ 3,000,000
Accrued liabilities				$ 2,961,000
Loan deposited				150,000
Aggregate amount				$ 1,200,000
Price per share (in Dollars per share)				$ 10
Amount held in trust account				$ 300,000,000
Shares held in trust account (in Shares)				30,000,000
Dissolution expenses				$ 100,000
Private Placement [Member]
Description of Organization and Business Operations [Line items]
Private placement		$ 8,350,000
Proceeds from Issuance of Private Placement				$ 8,350,000
Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line items]
Redemption price per share (in Dollars per share)	$ 10.167
Shares redemption percentage			87.00%
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Redemption of common shares (in Shares)	26,068,281
Redemption amount	$ 265,050,000
Remaining shares outstanding (in Shares)	3,931,719
Class B Ordinary Shares [Member]
Description of Organization and Business Operations [Line items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001		$ 0.0001	$ 0.0001
Subsequent Event [Member]
Description of Organization and Business Operations [Line items]
Redemption price per share (in Dollars per share)	$ 10.167
Redemption amount	$ 265,050,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Description of Organization and Business Operations [Line items]
Extension amendment proposal the holders shares (in Shares)	26,068,281
Price per share (in Dollars per share)	$ 10.167